Effects of adoption of IFRS 17 - Impact on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023 [1]	Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks	$ 307,733	$ 327,002	[1]		$ 403,018
Items in the course of collection from other banks	10,649	7,297	[1]		4,136
Hong Kong Government certificates of indebtedness	42,407	43,787	[1]		42,578
Trading assets	255,387	218,093	[1]		248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	104,303	100,101	[1]		110,795
Derivatives	272,595	284,159	[1]		196,882
Loans and advances to banks	100,921	104,475	[1]		82,567
Loans and advances to customers	959,558	923,561	[1]	$ 1,027,021	1,044,534
Reverse repurchase agreements – non-trading	258,056	253,754	[1]		241,648
Financial investments	407,933	364,726	[1]		392,005
Assets held for sale	95,480	115,919	[1]		3,411
Prepayments, accrued income and other assets	175,473	156,149	[1]		136,196
Current tax assets	1,262	1,230	[1]		970
Interests in associates and joint ventures	29,546	29,254	[1]	29,446	29,609
Goodwill and intangible assets	11,925	11,419	[1]		11,169
Deferred tax assets	8,248	8,360	[1]		5,432
Other assets and investment properties					1,307,290
Total assets	3,041,476	2,949,286	[1]	2,970,481	2,953,792
Hong Kong currency notes in circulation	42,407	43,787	[1]		42,578
Deposits by banks	68,709	66,722	[1]		101,152
Customer accounts	1,595,769	1,570,303	[1]	1,651,301	1,710,574
Repurchase agreements – non-trading	170,110	127,747	[1]		126,670
Items in the course of transmission to other banks	10,776	7,864	[1]		5,214
Trading liabilities	81,228	72,353	[1]		84,904
Financial liabilities designated at fair value	139,618	127,321	[1]		145,503
Derivatives	269,560	285,762	[1]		191,064
Debt securities in issue	85,471	78,149	[1]		78,557
Liabilities of disposal groups held for sale	87,241	114,597	[1]		9,005
Accruals, deferred income and other liabilities	155,275	134,313	[1]		115,900
Current tax liabilities	1,921	1,135	[1]		699
Insurance contract liabilities		108,816			119,307
Provisions	1,722	1,958	[1]		2,566
Deferred tax liabilities	976	972	[1]		3,294
Subordinated liabilities	23,286	22,290	[1]		20,487
Other liabilities					2,634,873
Total liabilities	2,849,825	2,764,089	[1]		2,757,474
Called up share capital	10,073	10,147	[1]		10,316
Share premium account	14,737	14,664	[1]		14,602
Other equity instruments	19,392	19,746	[1]		22,414
Other reserves	(9,935)	(9,133)	[1]		6,447
Retained earnings	149,903	142,409	[1]		135,236
Total shareholders’ equity	184,170	177,833	[1]		189,015
Non-controlling interests	7,481	7,364	[1]		7,303
Total equity	191,651	185,197	[1]	186,105	196,318
Total liabilities and equity	$ 3,041,476	2,949,286	[1]		2,953,792
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks		327,002			403,018
Items in the course of collection from other banks		7,297			4,136
Hong Kong Government certificates of indebtedness		43,787			42,578
Trading assets		218,093			248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		45,063			49,804
Derivatives		284,146			196,882
Loans and advances to banks		104,882			83,136
Loans and advances to customers		924,854			1,045,814
Reverse repurchase agreements – non-trading		253,754			241,648
Financial investments		425,564			446,274
Assets held for sale		115,919			3,411
Prepayments, accrued income and other assets		156,866			136,571
Current tax assets		1,230			970
Interests in associates and joint ventures		29,254			29,609
Goodwill and intangible assets		21,321			20,622
Deferred tax assets		7,498			4,624
Other assets and investment properties					1,307,665
Total assets		2,966,530			2,957,939
Hong Kong currency notes in circulation		43,787			42,578
Deposits by banks		66,722			101,152
Customer accounts		1,570,303			1,710,574
Repurchase agreements – non-trading		127,747			126,670
Items in the course of transmission to other banks		7,864			5,214
Trading liabilities		72,353			84,904
Financial liabilities designated at fair value		127,327			145,502
Derivatives		285,764			191,064
Debt securities in issue		78,149			78,557
Liabilities of disposal groups held for sale		114,597			9,005
Accruals, deferred income and other liabilities		133,240			114,773
Current tax liabilities		1,135			698
Insurance contract liabilities		114,844			112,745
Provisions		1,958			2,566
Deferred tax liabilities		2,422			4,673
Subordinated liabilities		22,290			20,487
Other liabilities					2,633,744
Total liabilities		2,770,502			2,751,162
Called up share capital		10,147			10,316
Share premium account		14,664			14,602
Other equity instruments		19,746			22,414
Other reserves		(9,141)			6,460
Retained earnings		152,068			144,458
Total shareholders’ equity		187,484			198,250
Non-controlling interests		8,544			8,527
Total equity		196,028		196,690	206,777
Total liabilities and equity		2,966,530			2,957,939
Total movements
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					60,991
Loans and advances to banks					(569)
Loans and advances to customers					(1,280)
Financial investments					(54,269)
Goodwill and intangible assets					(9,453)
Deferred tax assets					808
Other assets and investment properties					(375)
Total assets					(4,147)
Insurance contract liabilities					6,562
Deferred tax liabilities					(1,379)
Other liabilities					1,129
Total liabilities					6,312
Total shareholders’ equity					(9,235)
Non-controlling interests					(1,224)
Total equity		$ 10,831		$ 10,585	(10,459)	[2]
Total liabilities and equity					(4,147)
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					(9,453)
Deferred tax assets					0
Other assets and investment properties					(4,468)
Total assets					(13,921)
Insurance contract liabilities					(112,745)
Deferred tax liabilities					0
Other liabilities					78
Total liabilities					(112,667)
Total shareholders’ equity					92,738
Non-controlling interests					6,008
Total equity					98,746
Total liabilities and equity					(13,921)
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					60,991
Loans and advances to banks					(569)
Loans and advances to customers					(1,280)
Financial investments					(54,269)
Goodwill and intangible assets					0
Deferred tax assets					0
Other assets and investment properties					0
Total assets					4,873
Insurance contract liabilities					0
Deferred tax liabilities					0
Other liabilities					0
Total liabilities					0
Total shareholders’ equity					4,558
Non-controlling interests					315
Total equity					4,873
Total liabilities and equity					4,873
IFRS 17 fulfilment cash flows
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					0
Deferred tax assets					0
Other assets and investment properties					4,198
Total assets					4,198
Insurance contract liabilities					109,393
Deferred tax liabilities					0
Other liabilities					1,102
Total liabilities					110,495
Total shareholders’ equity					(99,631)
Non-controlling interests					(6,666)
Total equity					(106,297)
Total liabilities and equity					4,198
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					0
Deferred tax assets					0
Other assets and investment properties					(105)
Total assets					(105)
Insurance contract liabilities					9,914
Deferred tax liabilities					0
Other liabilities					(51)
Total liabilities					9,863
Total shareholders’ equity					(8,847)
Non-controlling interests					(1,121)
Total equity					(9,968)
Total liabilities and equity					(105)
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss					0
Loans and advances to banks					0
Loans and advances to customers					0
Financial investments					0
Goodwill and intangible assets					0
Deferred tax assets					808
Other assets and investment properties					0
Total assets					808
Insurance contract liabilities					0
Deferred tax liabilities					(1,379)
Other liabilities					0
Total liabilities					(1,379)
Total shareholders’ equity					1,947
Non-controlling interests					240
Total equity					2,187
Total liabilities and equity					$ 808

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	The impact of IFRS 17 on previously reported total equity was $(10,585)m at 30 June 2022 and $(10,831)m at 31 December 2022.